Commitments (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments at June 30, 2012 (unaudited) under non-cancelable operating leases are as follows:

(in thousands)	Operating leases
2012 (remaining six months)	$658
2013	1,461
2014	1,474
2015	1,480
2016 and beyond	470
Total minimum lease payments	$5,543